Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 37,345	$ 34,238	$ 33,083	$ 31,931
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	12,501	11,265	9,951
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	9,523	8,700	8,009
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	11,177	11,150	12,352
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 4,144	3,123	2,771
Other intangible assets | Minimum
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | Maximum
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 55,034	51,200	50,527
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	12,881	11,654	10,484
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	18,972	18,218	17,713
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	14,108	14,124	14,976
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	9,073	7,204	7,354
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(17,689)	(16,962)	(17,444)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(380)	(389)	(533)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(9,449)	(9,518)	(9,704)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(2,931)	(2,974)	(2,624)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (4,929)	$ (4,081)	$ (4,583)